Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Pyrford International Stock Fund Class R [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,862	$ 12,715	$ 11,144	$ 13,119	$ 11,252	$ 10,630	$ 10,657	$ 10,465	$ 9,503	$ 8,991	$ 10,000
Columbia Pyrford International Stock Fund Institutional 3 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 15,835	13,474	11,731	13,726	11,700	10,982	10,934	10,662	9,619	9,044	10,000
Columbia Pyrford International Stock Fund Institutional 2 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 15,665	13,329	11,603	13,587	11,594	10,899	10,872	10,623	9,598	9,037	10,000
Columbia Pyrford International Stock Fund Institutional Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,614	13,315	11,603	13,587	11,594	10,899	10,872	10,623	9,598	9,037	10,000
Columbia Pyrford International Stock Fund Advisor Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,621	13,300	11,593	13,587	11,594	10,899	10,872	10,623	9,598	9,037	10,000
Columbia Pyrford International Stock Fund Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 14,360	12,257	10,712	12,575	10,764	10,144	10,140	9,936	9,002	8,496	9,425
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,596	13,899	11,787	14,697	11,653	10,980	11,349	10,872	9,242	9,253	10,000
MSCI ACWI ex USA Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Account Value	$ 15,410	$ 13,036	$ 11,650	$ 14,476	$ 11,593	$ 10,703	$ 11,065	$ 10,724	$ 9,021	$ 8,765	$ 10,000